Subordinated Notes And Debentures - Summary of Subordinated Notes and Debentures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Sep. 14, 2018	Jul. 09, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Subordinated notes and debentures	$ 8,740			$ 9,528
5.828% subordinated notes due July 9, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	July 9, 2023
Interest rate (%)	5.828%		5.828%
Reset spread (%)	2.55%
Earliest par redemption date	Jul. 09, 2018
Subordinated notes and debentures				650
9.15% subordinated notes due May 26, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 26, 2025
Interest rate (%)	9.15%
Subordinated notes and debentures	$ 198			199
2.692% subordinated debentures due June 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	June 24, 2025
Interest rate (%)	2.692%
Reset spread (%)	1.21%
Earliest par redemption date	Jun. 24, 2020
Subordinated notes and debentures	$ 1,474			1,492
2.982% subordinated debentures due September 30, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	September 30, 2025
Interest rate (%)	2.982%
Reset spread (%)	1.83%
Earliest par redemption date	Sep. 30, 2020
Subordinated notes and debentures	$ 982			987
3.589% Subordinated Debentures due September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	September 14, 2028
Interest rate (%)	3.589%	3.589%
Reset spread (%)	1.06%
Earliest par redemption date	Sep. 14, 2023
Subordinated notes and debentures	$ 1,711	$ 1,750
3.224% subordinated debentures due July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	July 25, 2029
Interest rate (%)	3.224%
Reset spread (%)	1.25%
Earliest par redemption date	Jul. 25, 2024
Subordinated notes and debentures	$ 1,427			1,460
4.859% subordinated debentures due March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	March 4, 2031
Interest rate (%)	4.859%
Reset spread (%)	3.49%
Earliest par redemption date	Mar. 04, 2026
Subordinated notes and debentures	$ 1,124			1,164
3.625% subordinated debentures due September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	September 15, 2031
Interest rate (%)	3.625%
Reset spread (%)	2.205%
Earliest par redemption date	Sep. 15, 2026
Subordinated notes and debentures	$ 1,824			1,776
5.763% subordinated debentures due December 18, 2106 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 18, 2106
Interest rate (%)	5.763%
Reset spread (%)	1.99%
Earliest par redemption date	Dec. 18, 2017
Subordinated notes and debentures				$ 1,800